Statements of Operations (Financial income (expenses), net) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement Related Disclosures [Abstract]
Interest income		$ 323	$ 344	$ 561	$ 730	$ 1,281
Other, net	[1]	(147)	(68)	1	(79)	(506)
Financial income (expenses), net		176	276	562	651	775
Foreign currency income (expense)		$ (66)	$ (39)	$ 151	$ (22)	$ (351)

[1]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars